OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepaid long-term deposit and loans to lock-up an equity interest investment (Note i)		¥ 92,865	¥ 89,929
Long-term receivables from Jinghan Taihe (Note ii)		13,723	13,723
Long-term restricted cash (Note iii)		19,168	19,373
Long-term lease deposits		3,521	3,603
Equity method investments		1,736	1,740
Long-term subsidy receivable (Note 7(iii))		5,407	6,577
Others		4,366	4,122
Total	$ 21,805	¥ 140,786	¥ 139,067